DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Tables)	12 Months Ended
Dec. 31, 2018
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Schedule of deposit of interests from consumers and payable to financing partners.

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Deposit of interests from consumers and payable to financing partners	1,076,096	512,569
Less: current portion	(732,273)	(482,827)
Non-current portion	343,823	29,742